Note 7 - Cash and cash equivalents (Detail) (Cash and Cash Equivalents [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and Cash Equivalents [Member]
Investment Income, Interest	$ 969,197	$ 2,275,070	$ 2,110,361